Employees - Pensions and similar obligations - Sensitivities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivities
Increase in assumption	0.50%	0.50%
Discount rate
Sensitivities
Increase in assumption	0.50%	0.50%
Change in defined benefit obligation due to increase in actuarial assumption	€ 33	€ 37
Pension increase
Sensitivities
Increase in assumption	0.50%	0.50%
Change in defined benefit obligation due to increase in actuarial assumption	€ (27)	€ (35)
Life expectancy
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	€ (22)	€ (34)
Increase in life expectancy assumption	1 year	1 year
Germany | Discount rate
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	€ 29	€ 34
Germany | Pension increase
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	(26)	(32)
Germany | Life expectancy
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	(24)	(31)
Other | Discount rate
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	4	3
Other | Pension increase
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	(1)	(3)
Other | Life expectancy
Sensitivities
Change in defined benefit obligation due to increase in actuarial assumption	€ 2	€ (3)